Shareholder Report, Average Annual Return (Details)	12 Months Ended	51 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000005564
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%		(1.83%)		0.78%
Without Sales Load [Member] | C000190630
Average Annual Return [Line Items]
Average Annual Return, Percent	6.37%		(1.64%)	0.91%
Without Sales Load [Member] | C000225819
Average Annual Return [Line Items]
Average Annual Return, Percent	6.49%	(1.48%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)	1.39%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.02%)
Bloomberg U.S. 4-10 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%		(1.30%)		1.26%
Bloomberg U.S. 4-10 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%		(1.30%)	1.22%
Bloomberg U.S. 4-10 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%	(1.10%)